Income Taxes - Statement of Provision for Federal Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current Operations	$ 33,990	$ 86,000
Less: NOL carryforward in 2020, and valuation allowance in 2019	(33,900)	(86,000)
Net provision for Federal income taxes